Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2023
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The concentration on customers’ sales is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	Amount %		Amount %		Amount %
Customer A - related party	$126,856	14.37%	$53,304	100.00%	$-	-%

The concentration on suppliers’ purchases is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	Amount %		Amount %		Amount %
Supplier A	$116,146	100.00%	$13,746	100.00%	$-	-%